UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09013

Investment Company Act File Number

Eaton Vance Senior Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

June 30

Date of Fiscal Year End

September 30, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Senior Income Trust

September 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 136.8%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 2.0%
Accudyne Industries, LLC
Term Loan, 5.01%, (2 mo. USD LIBOR + 3.75%), Maturing August 2, 2024		350	$351,312
IAP Worldwide Services, Inc.
Revolving Loan, 1.38%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2018(2)		161	160,195
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(3)		215	173,754
TransDigm, Inc.
Term Loan, 4.33%, (USD LIBOR + 3.00%), Maturing June 4, 2021(4)		871	874,083
Term Loan, 4.27%, (USD LIBOR + 3.00%), Maturing June 9, 2023(4)		2,084	2,091,610
Term Loan, 4.26%, (USD LIBOR + 3.00%), Maturing August 22, 2024(4)		1,232	1,235,254
Wesco Aircraft Hardware Corp.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2021		451	448,994

			$5,335,202

Automotive — 2.5%
Allison Transmission, Inc.
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing September 23, 2022		1	$720
American Axle and Manufacturing, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing April 6, 2024		1,457	1,456,411
Apro, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing August 8, 2024		125	126,094
CS Intermediate Holdco 2, LLC
Term Loan, 3.58%, (3 mo. USD LIBOR + 2.25%), Maturing November 2, 2023		333	334,256
Dayco Products, LLC
Term Loan, 6.32%, (3 mo. USD LIBOR + 5.00%), Maturing May 19, 2023		499	502,491
FCA US, LLC
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2018		604	607,220
Federal-Mogul Holdings Corporation
Term Loan, 4.98%, (1 mo. USD LIBOR + 3.75%), Maturing April 15, 2021		1,493	1,501,276
Horizon Global Corporation
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.50%), Maturing June 30, 2021		183	184,924
Sage Automotive Interiors, Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 5.00%), Maturing October 27, 2022		347	349,980
TI Group Automotive Systems, LLC
Term Loan, 3.75%, (3 mo. EURIBOR + 3.00%, Floor 0.75%), Maturing June 30, 2022	EUR	368	438,638
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2022		564	565,437
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024		317	318,787
Visteon Corporation
Term Loan, 3.58%, (3 mo. USD LIBOR + 2.25%), Maturing March 24, 2024		306	307,781

			$6,694,015

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Beverage and Tobacco — 0.7%
Arterra Wines Canada, Inc.
Term Loan, 4.06%, (2 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	1,042	$1,049,290
Flavors Holdings, Inc.
Term Loan, 7.08%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020	319	301,219
Term Loan - Second Lien, 11.33%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021	500	375,000
Refresco Group B.V.
Term Loan, Maturing September 26, 2024(5)	175	176,312

		$1,901,821

Brokerage/Securities Dealers/Investment Houses — 0.9%
Aretec Group, Inc.
Term Loan, 8.00%, Maturing November 23, 2020(6)	645	$648,937
Term Loan - Second Lien, 6.50%, (2.00% Cash, 4.50% PIK), Maturing May 23, 2021	1,227	1,226,996
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 10.06%, (3 mo. USD LIBOR + 8.75%), Maturing March 3, 2023	125	125,938
Salient Partners L.P.
Term Loan, 9.80%, (3 mo. USD LIBOR + 8.50%), Maturing May 19, 2021	355	343,865

		$2,345,736

Building and Development — 3.2%
American Builders & Contractors Supply Co., Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing October 31, 2023	1,393	$1,400,182
CPG International, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing May 3, 2024	930	934,123
DTZ U.S. Borrower, LLC
Term Loan, 4.57%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2021	1,887	1,893,921
Hanjin International Corp.
Term Loan, Maturing September 20, 2020(5)	250	250,625
HD Supply Waterworks Ltd.
Term Loan, 4.46%, (6 mo. USD LIBOR + 3.00%), Maturing August 1, 2024	375	376,969
Henry Company, LLC
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.50%), Maturing October 5, 2023	149	150,271
Quikrete Holdings, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	1,241	1,240,625
RE/MAX International, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	912	916,093
Summit Materials Companies I, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing July 17, 2022	293	295,938
Werner FinCo L.P.
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	400	401,625
WireCo WorldGroup, Inc.
Term Loan, 6.82%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2023	272	275,517
Term Loan - Second Lien, 10.32%, (3 mo. USD LIBOR + 9.00%), Maturing September 30, 2024	650	654,469

		$8,790,358

Business Equipment and Services — 11.7%
Acosta Holdco, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021	1,477	$1,317,671
AlixPartners, LLP
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing April 4, 2024	920	924,402

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Altisource Solutions S.a.r.l.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing December 9, 2020		603	$563,638
Avatar Purchaser, Inc.
Term Loan, Maturing September 6, 2024(5)		625	625,000
Brand Energy & Infrastructure Services, Inc.
Term Loan, 5.52%, (USD LIBOR + 4.25%), Maturing June 21, 2024(4)		249	250,849
Brickman Group Ltd., LLC
Term Loan, 4.23%, (1 mo. USD LIBOR + 3.00%), Maturing December 18, 2020		378	380,121
Camelot UK Holdco Limited
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing October 3, 2023		545	547,194
Cast and Crew Payroll, LLC
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing September 26, 2024		199	199,622
Change Healthcare Holdings, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024		3,134	3,144,828
Corporate Capital Trust, Inc.
Term Loan, 4.63%, (3 mo. USD LIBOR + 3.25%), Maturing May 20, 2019		458	459,796
CPM Holdings, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 4.25%), Maturing April 11, 2022		122	124,243
Crossmark Holdings, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 20, 2019		701	476,486
Cypress Intermediate Holdings III, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing April 27, 2024		623	622,983
DigiCert, Inc.
Term Loan, Maturing September 20, 2024(5)		450	454,894
Education Management, LLC
Term Loan, 5.80%, (3 mo. USD LIBOR + 4.50%), Maturing July 2, 2020(3)		135	75,477
Term Loan, 8.80%, (3 mo. USD LIBOR + 7.50%), Maturing July 2, 2020(3)		256	0
EIG Investors Corp.
Term Loan, 5.32%, (3 mo. USD LIBOR + 4.00%), Maturing February 9, 2023		1,673	1,691,631
Element Materials Technology Group US Holdings, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing June 28, 2024		175	176,604
Extreme Reach, Inc.
Term Loan, 7.59%, (3 mo. USD LIBOR + 6.25%), Maturing February 7, 2020		1,101	1,098,755
First Data Corporation
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022		1,214	1,216,762
Garda World Security Corporation
Term Loan, 5.32%, (3 mo. USD LIBOR + 4.00%), Maturing May 24, 2024		940	949,446
Term Loan, 6.03%, (3 mo. CAD LIBOR + 4.75%), Maturing May 24, 2024	CAD	424	340,823
Global Payments, Inc.
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing April 21, 2023		167	167,803
GreenSky Holdings, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 4.00%), Maturing August 26, 2024		775	775,000
IG Investment Holdings, LLC
Term Loan, 5.33%, (3 mo. USD LIBOR + 4.00%), Maturing October 31, 2021		933	941,978
Information Resources, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 4.25%), Maturing January 18, 2024		398	402,079
ION Trading Finance Limited
Term Loan, 3.75%, (3 mo. EURIBOR + 2.75%, Floor 1.00%), Maturing August 11, 2023	EUR	504	602,257
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing August 11, 2023		999	998,015
J.D. Power and Associates
Term Loan, 5.58%, (3 mo. USD LIBOR + 4.25%), Maturing September 7, 2023		1,090	1,096,254

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
KAR Auction Services, Inc.
Term Loan, 3.63%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021		885	$890,970
Kronos Incorporated
Term Loan, 4.81%, (3 mo. USD LIBOR + 3.50%), Maturing November 1, 2023		2,829	2,847,842
Monitronics International, Inc.
Term Loan, 6.83%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022		1,098	1,092,228
PGX Holdings, Inc.
Term Loan, 6.49%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020		604	604,053
Prime Security Services Borrower, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022		1,316	1,327,592
Spin Holdco, Inc.
Term Loan, 5.01%, (2 mo. USD LIBOR + 3.75%), Maturing November 14, 2022		1,549	1,556,335
Techem GmbH
Term Loan, Maturing July 31, 2024(5)	EUR	625	744,381
Tempo Acquisition, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		424	424,820
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.06%, (3 mo. USD LIBOR + 2.75%), Maturing September 2, 2021		535	535,291
Vantiv, LLC
Term Loan, Maturing August 7, 2024(5)		475	476,410
Term Loan, Maturing September 18, 2024(5)		125	125,219
Vestcom Parent Holdings, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		248	250,296
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		125	125,280

			$31,625,328

Cable and Satellite Television — 4.9%
Charter Communications Operating, LLC
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2024		985	$990,130
CSC Holdings, LLC
Term Loan, 3.48%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		1,741	1,732,387
Numericable Group S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	224	266,838
Term Loan, 4.06%, (3 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		898	896,418
Radiate Holdco, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		348	344,060
Telenet Financing USD, LLC
Term Loan, 3.98%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2025		1,450	1,455,841
UPC Financing Partnership
Term Loan, 3.98%, (1 mo. USD LIBOR + 2.75%), Maturing April 15, 2025		1,275	1,281,033
Virgin Media Bristol, LLC
Term Loan, 3.98%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025		3,250	3,265,997
Ziggo Secured Finance B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	1,075	1,280,336
Ziggo Secured Finance Partnership
Term Loan, 3.73%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		1,700	1,701,771

			$13,214,811

Chemicals and Plastics — 6.3%
Alpha 3 B.V.
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		274	$275,741

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aruba Investments, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing February 2, 2022		444	$445,886
Ashland, Inc.
Term Loan, 3.29%, (USD LIBOR + 2.00%), Maturing May 17, 2024(4)		274	275,684
Avantor, Inc.
Term Loan, Maturing September 7, 2024(5)		600	601,875
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.33%, (3 mo. USD LIBOR + 2.00%), Maturing June 1, 2024		1,297	1,304,787
Chemours Company (The)
Term Loan, 3.00%, (6 mo. EURIBOR + 2.25%, Floor 0.75%), Maturing May 12, 2022	EUR	317	377,783
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing May 12, 2022		157	157,791
Emerald Performance Materials, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		240	241,798
Term Loan - Second Lien, 8.99%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022		275	275,430
Ferro Corporation
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing February 14, 2024		199	200,151
Flint Group GmbH
Term Loan, 4.31%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		72	70,707
Flint Group US, LLC
Term Loan, 4.31%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		437	427,721
Gemini HDPE, LLC
Term Loan, 4.31%, (3 mo. USD LIBOR + 3.00%), Maturing August 7, 2021		800	804,942
Huntsman International, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing April 1, 2023		411	413,782
Ineos Finance PLC
Term Loan, 3.25%, (1 mo. EURIBOR + 2.50%, Floor 0.75%), Maturing March 31, 2022	EUR	219	261,042
Ineos US Finance, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2022		341	343,575
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		323	324,780
Kraton Polymers, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing January 6, 2022		646	654,134
MacDermid, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing June 7, 2020		523	525,916
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		1,384	1,392,033
Minerals Technologies, Inc.
Term Loan, 3.52%, (USD LIBOR + 2.25%), Maturing February 14, 2024(4)		443	444,989
Orion Engineered Carbons GmbH
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing July 25, 2021	EUR	394	472,317
Term Loan, 3.83%, (3 mo. USD LIBOR + 2.50%), Maturing July 25, 2021		489	490,536
OXEA Finance, LLC
Term Loan, 4.48%, (USD LIBOR + 3.25%), Maturing January 15, 2020(4)		337	335,331
PolyOne Corporation
Term Loan, 3.23%, (1 mo. USD LIBOR + 2.00%), Maturing November 11, 2022		246	247,315
PQ Corporation
Term Loan, 4.56%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2022		1,062	1,072,774
Solenis International L.P.
Term Loan, 4.50%, (3 mo. EURIBOR + 3.50%, Floor 1.00%), Maturing July 31, 2021	EUR	461	552,644
Term Loan, 4.57%, (3 mo. USD LIBOR + 3.25%), Maturing July 31, 2021		145	144,878

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Sonneborn Refined Products B.V.
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		31	$31,191
Sonneborn, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		175	176,746
Trinseo Materials Operating S.C.A.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing August 16, 2024		147	148,225
Tronox Blocked Borrower, LLC
Term Loan, Maturing September 22, 2024(5)		491	493,697
Tronox Finance, LLC
Term Loan, Maturing September 22, 2024(5)		1,134	1,139,301
Unifrax Corporation
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing April 4, 2024		274	276,799
Univar, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing July 1, 2022		1,568	1,575,624
Venator Materials Corporation
Term Loan, 4.31%, (3 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		175	175,984

			$17,153,909

Conglomerates — 0.0%(7)
Penn Engineering & Manufacturing Corp.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		125	$124,999

			$124,999

Containers and Glass Products — 3.4%
Berry Plastics Group, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing October 1, 2022		409	$410,302
BWAY Holding Company
Term Loan, 4.48%, (1 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		474	475,293
Consolidated Container Company, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing May 22, 2024		175	176,340
Flex Acquisition Company, Inc.
Term Loan, 4.30%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		1,621	1,623,369
Horizon Holdings III SAS
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	800	947,830
Libbey Glass, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		473	437,506
Multi Color Corporation
Term Loan, Maturing September 20, 2024(5)		150	150,750
Pelican Products, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 4.25%), Maturing April 11, 2020		418	420,198
Reynolds Group Holdings, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		2,522	2,535,446
Ring Container Technologies Group, LLC
Term Loan, Maturing September 27, 2024(5)		225	225,563
SIG Combibloc Purchase Co. S.a.r.l.
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing March 13, 2022	EUR	951	1,131,268
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing March 13, 2022		568	570,729

			$9,104,594

Cosmetics/Toiletries — 0.7%
Coty, Inc.
Term Loan, 3.73%, (1 mo. USD LIBOR + 2.50%), Maturing October 27, 2022		419	$417,066
Galleria Co.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.00%), Maturing September 29, 2023		825	825,506

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
KIK Custom Products, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.50%), Maturing August 26, 2022		701	$707,532

			$1,950,104

Drugs — 6.1%
Albany Molecular Research, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing August 30, 2024		325	$326,574
Alkermes, Inc.
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.75%), Maturing September 25, 2021		190	191,905
Amneal Pharmaceuticals, LLC
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing November 1, 2019		1,486	1,496,639
Arbor Pharmaceuticals, Inc.
Term Loan, 6.33%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		1,442	1,462,251
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024		2,269	2,294,842
Horizon Pharma, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 3.75%), Maturing March 29, 2024		1,642	1,657,278
Jaguar Holding Company II
Term Loan, 4.04%, (USD LIBOR + 2.75%), Maturing August 18, 2022(4)		3,286	3,305,959
Mallinckrodt International Finance S.A.
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024		1,397	1,397,353
Valeant Pharmaceuticals International, Inc.
Term Loan, 5.99%, (1 mo. USD LIBOR + 4.75%), Maturing April 1, 2022		4,282	4,362,817

			$16,495,618

Ecological Services and Equipment — 1.3%
Advanced Disposal Services, Inc.
Term Loan, 3.95%, (1 week USD LIBOR + 2.75%), Maturing November 10, 2023		1,000	$1,008,512
EnergySolutions, LLC
Term Loan, 6.09%, (3 mo. USD LIBOR + 4.75%), Maturing May 29, 2020		1,297	1,317,375
GFL Environmental, Inc.
Term Loan, 5.08%, (3 mo. CAD LIBOR + 3.75%), Maturing September 27, 2023	CAD	718	575,954
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing September 29, 2023		446	448,563
Wrangler Buyer Corp.
Term Loan, Maturing September 27, 2024(5)		250	251,406

			$3,601,810

Electronics/Electrical — 14.5%
Almonde, Inc.
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024		1,275	$1,281,777
Answers Finance, LLC
Term Loan - Second Lien, 9.00%, (3 mo. USD Prime + 7.90%, Cap 1.10%), Maturing September 15, 2021		243	233,632
Applied Systems, Inc.
Term Loan, 4.57%, (3 mo. USD LIBOR + 3.25%), Maturing September 19, 2024		1,075	1,086,645
Aptean, Inc.
Term Loan, 5.59%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022		1,194	1,206,089
Avast Software B.V.
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing September 29, 2023		939	944,274
Campaign Monitor Finance Pty. Limited
Term Loan, 6.58%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021		330	326,277
CommScope, Inc.
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing December 29, 2022		386	387,036

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
CPI International, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024		325	$325,660
Cypress Semiconductor Corporation
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing July 5, 2021		499	502,366
Electrical Components International, Inc.
Term Loan, 6.09%, (3 mo. USD LIBOR + 4.75%), Maturing May 28, 2021		1,043	1,050,860
Electro Rent Corporation
Term Loan, 6.27%, (2 mo. USD LIBOR + 5.00%), Maturing January 19, 2024		596	601,083
Entegris, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2021		86	86,871
Exact Merger Sub, LLC
Term Loan, Maturing September 19, 2024(5)		300	301,125
Excelitas Technologies Corp.
Term Loan, 6.34%, (3 mo. USD LIBOR + 5.00%), Maturing October 31, 2020		403	404,639
Eze Castle Software, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing April 6, 2020		1,337	1,343,695
Go Daddy Operating Company, LLC
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing February 15, 2024		2,566	2,575,261
GTCR Valor Companies, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 4.25%), Maturing June 16, 2023		850	860,473
Hyland Software, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2022		1,133	1,144,986
Infoblox, Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 5.00%), Maturing November 7, 2023		923	930,473
Infor (US), Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 2.75%, Floor 1.00%), Maturing February 1, 2022	EUR	398	473,924
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		3,352	3,349,964
Informatica Corporation
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing August 5, 2022		1,624	1,626,668
Lattice Semiconductor Corporation
Term Loan, 5.48%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021		242	243,551
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		589	588,239
MA FinanceCo., LLC
Term Loan, 3.81%, (3 mo. USD LIBOR + 2.50%), Maturing November 19, 2021		1,420	1,421,424
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024		232	232,513
MH Sub I, LLC
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.50%), Maturing September 13, 2024		250	248,996
Microsemi Corporation
Term Loan, 3.55%, (3 mo. USD LIBOR + 2.25%), Maturing January 15, 2023		234	234,803
MTS Systems Corporation
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023		619	624,164
Renaissance Learning, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing April 9, 2021		1,074	1,082,138
Term Loan - Second Lien, 8.33%, (3 mo. USD LIBOR + 7.00%), Maturing April 11, 2022		125	125,677
Rocket Software, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 4.25%), Maturing October 14, 2023		569	576,010
Seattle Spinco, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024		1,568	1,570,219
SGS Cayman L.P.
Term Loan, 6.71%, (3 mo. USD LIBOR + 5.375%), Maturing April 23, 2021		96	92,464

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
SkillSoft Corporation
Term Loan, 5.99%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	2,008	$1,900,742
SS&C Technologies, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022	41	40,854
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022	768	772,458
SurveyMonkey, Inc.
Term Loan, 5.84%, (3 mo. USD LIBOR + 4.50%), Maturing April 13, 2024	648	655,669
Sutherland Global Services, Inc.
Term Loan, 6.71%, (3 mo. USD LIBOR + 5.375%), Maturing April 23, 2021	413	397,222
Switch Ltd.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024	125	125,810
Synchronoss Technologies, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.50%), Maturing January 19, 2024	373	357,112
Syncsort Incorporated
Term Loan, 6.31%, (3 mo. USD LIBOR + 5.00%), Maturing August 9, 2024	725	717,750
Tibco Software, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020	249	250,819
Uber Technologies
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing July 13, 2023	2,056	2,064,078
Veritas Bermuda Ltd.
Term Loan, 5.83%, (3 mo. USD LIBOR + 4.50%), Maturing January 27, 2023	1,055	1,063,768
VF Holding Corp.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2023	1,586	1,594,199
Wall Street Systems Delaware, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing August 26, 2023	326	327,138
Western Digital Corporation
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2023	968	976,255

		$39,327,850

Equipment Leasing — 0.8%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing September 20, 2020	125	$125,244
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing April 3, 2022	1,995	2,001,235

		$2,126,479

Financial Intermediaries — 5.1%
Americold Realty Operating Partnership L.P.
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing December 1, 2022	192	$194,809
Armor Holding II, LLC
Term Loan, 5.84%, (3 mo. USD LIBOR + 4.50%), Maturing June 26, 2020	970	980,991
Term Loan - Second Lien, 10.34%, (3 mo. USD LIBOR + 9.00%), Maturing December 26, 2020	725	727,719
Citco Funding, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2022	1,934	1,951,730
Donnelley Financial Solutions, Inc.
Term Loan, 7.25%, (3 mo. USD Prime + 3.00%), Maturing September 30, 2023	157	157,878
FinCo I, LLC
Term Loan, 2.75%, (USD LIBOR + 2.75%), Maturing June 14, 2022	575	581,253
Focus Financial Partners, LLC
Term Loan, 4.55%, (3 mo. USD LIBOR + 3.25%), Maturing July 3, 2024	525	530,053
Freedom Mortgage Corporation
Term Loan, 6.96%, (6 mo. USD LIBOR + 5.50%), Maturing February 23, 2022	940	957,025

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Guggenheim Partners, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023		569	$573,539
Harbourvest Partners, LLC
Term Loan, 3.80%, (3 mo. USD LIBOR + 2.50%), Maturing February 4, 2021		320	319,677
LPL Holdings, Inc.
Term Loan, 3.65%, (USD LIBOR + 2.25%), Maturing September 23, 2024(4)		648	650,401
NXT Capital, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.50%), Maturing November 22, 2022		1,266	1,283,342
Ocwen Financial Corporation
Term Loan, 6.23%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020		193	192,179
Quality Care Properties, Inc.
Term Loan, 6.49%, (1 mo. USD LIBOR + 5.25%), Maturing October 31, 2022		1,265	1,273,346
Sesac Holdco II, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing February 23, 2024		274	273,397
Virtus Investment Partners, Inc.
Term Loan, 5.07%, (3 mo. USD LIBOR + 3.75%), Maturing June 1, 2024		250	253,438
Walker & Dunlop, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 4.25%), Maturing December 11, 2020		1,053	1,063,579
Walter Investment Management Corp.
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing December 18, 2020		1,882	1,730,243

			$13,694,599

Food Products — 4.0%
Alphabet Holding Company, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		1,150	$1,141,255
American Seafoods Group, LLC
Term Loan, 4.56%, (USD LIBOR + 3.25%), Maturing August 21, 2023(4)		175	175,744
Badger Buyer Corp.
Term Loan, Maturing September 26, 2024(5)		175	174,125
Blue Buffalo Company Ltd.
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing May 27, 2024		474	478,255
Del Monte Foods, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		333	287,759
Term Loan - Second Lien, 8.69%, (6 mo. USD LIBOR + 7.25%), Maturing August 18, 2021		763	385,063
Dole Food Company, Inc.
Term Loan, 4.02%, (USD LIBOR + 2.75%), Maturing April 6, 2024(4)		820	823,601
Froneri International PLC
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing September 29, 2023	EUR	500	599,774
High Liner Foods Incorporated
Term Loan, 4.55%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021		380	380,985
HLF Financing S.a.r.l.
Term Loan, 6.74%, (1 mo. USD LIBOR + 5.50%), Maturing February 15, 2023		722	729,206
Jacobs Douwe Egberts International B.V.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing July 2, 2022	EUR	146	175,038
Term Loan, 3.56%, (3 mo. USD LIBOR + 2.25%), Maturing July 2, 2022		935	940,146
JBS USA, LLC
Term Loan, 3.80%, (3 mo. USD LIBOR + 2.50%), Maturing October 30, 2022		3,035	3,000,988
Nomad Foods Europe Midco Limited
Term Loan, 3.98%, (1 mo. USD LIBOR + 2.75%), Maturing May 15, 2024		275	276,977

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Pinnacle Foods Finance, LLC
Term Loan, 3.23%, (1 mo. USD LIBOR + 2.00%), Maturing February 2, 2024		372	$373,583
Post Holdings, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing May 24, 2024		798	800,544

			$10,743,043

Food Service — 2.7%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.52%, (USD LIBOR + 2.25%), Maturing February 16, 2024(4)		2,565	$2,565,366
Centerplate, Inc.
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.75%), Maturing November 26, 2019		243	243,225
NPC International, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing April 19, 2024		424	427,205
Pizza Hut Holdings, LLC
Term Loan, 3.23%, (1 mo. USD LIBOR + 2.00%), Maturing June 16, 2023		470	472,949
Selecta Group B.V.
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing June 15, 2020	EUR	310	363,808
Seminole Hard Rock Entertainment, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing May 14, 2020		120	120,186
TKC Holdings, Inc.
Term Loan, 5.52%, (2 mo. USD LIBOR + 4.25%), Maturing February 1, 2023		498	501,667
Weight Watchers International, Inc.
Term Loan, 4.53%, (USD LIBOR + 3.25%), Maturing April 2, 2020(4)		2,049	2,027,612
Welbilt, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		673	677,892

			$7,399,910

Food/Drug Retailers — 1.9%
Albertsons, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing August 25, 2021		580	$559,742
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022		794	765,543
Term Loan, 4.32%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023		1,744	1,679,049
Holland & Barrett International
Term Loan, 5.58%, (3 mo. GBP LIBOR + 5.25%), Maturing August 4, 2024	GBP	200	261,467
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	200	230,513
Rite Aid Corporation
Term Loan - Second Lien, 5.99%, (1 mo. USD LIBOR + 4.75%), Maturing August 21, 2020		725	729,984
Term Loan - Second Lien, 5.12%, (1 mo. USD LIBOR + 3.875%), Maturing June 21, 2021		750	755,156
Supervalu, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		112	107,635
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		187	179,392

			$5,268,481

Forest Products — 0.2%
Expera Specialty Solutions, LLC
Term Loan, 5.99%, (1 mo. USD LIBOR + 4.75%), Maturing November 3, 2023		495	$498,713

			$498,713

Health Care — 14.3%
Acadia Healthcare Company, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing February 11, 2022		122	$122,588

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
ADMI Corp.
Term Loan, 5.07%, (3 mo. USD LIBOR + 3.75%), Maturing April 30, 2022	245	$247,616
Akorn, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.25%), Maturing April 16, 2021	438	443,604
Alere, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing June 18, 2022	774	775,523
Alliance Healthcare Services, Inc.
Term Loan, 4.56%, (3 mo. USD LIBOR + 3.25%), Maturing June 3, 2019	592	592,837
Auris Luxembourg III S.a.r.l.
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 17, 2022	366	367,703
Beaver-Visitec International, Inc.
Term Loan, 6.33%, (3 mo. USD LIBOR + 5.00%), Maturing August 21, 2023	371	371,250
BioClinica, Inc.
Term Loan, 5.56%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023	721	709,149
CareCore National, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing March 5, 2021	1,627	1,647,752
Carestream Dental Equiment, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024	675	674,719
CeramTec Acquisition Corporation
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.75%), Maturing August 30, 2020	15	15,279
Certara L.P.
Term Loan, 5.32%, (3 mo. USD LIBOR + 4.00%), Maturing August 3, 2024	500	502,500
CHG Healthcare Services, Inc.
Term Loan, 4.56%, (3 mo. USD LIBOR + 3.25%), Maturing June 7, 2023	1,035	1,046,601
Community Health Systems, Inc.
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.75%), Maturing December 31, 2019	904	900,869
Term Loan, 4.32%, (3 mo. USD LIBOR + 3.00%), Maturing January 27, 2021	1,301	1,295,865
Concentra, Inc.
Term Loan, 4.32%, (3 mo. USD LIBOR + 3.00%), Maturing June 1, 2022	238	239,178
Convatec, Inc.
Term Loan, 3.58%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023	274	275,335
CPI Holdco, LLC
Term Loan, 5.34%, (3 mo. USD LIBOR + 4.00%), Maturing March 21, 2024	323	326,205
DaVita HealthCare Partners, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 24, 2021	1,524	1,535,643
DJO Finance, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing June 8, 2020	1,029	1,028,614
Envision Healthcare Corporation
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing December 1, 2023	3,450	3,476,416
Equian, LLC
Term Loan, 5.06%, (3 mo. USD LIBOR + 3.75%), Maturing May 20, 2024	47	47,557
Term Loan, 5.07%, (3 mo. USD LIBOR + 3.75%), Maturing May 20, 2024	153	154,561
Faenza Acquisition GmbH
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.75%), Maturing August 30, 2020	37	37,305
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.75%), Maturing August 30, 2020	122	123,005
Genoa, a QoL Healthcare Company, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing October 28, 2023	990	996,825
GHX Ultimate Parent Corporation
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing June 28, 2024	324	326,619
Greatbatch Ltd.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing October 27, 2022	1,081	1,085,910

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.45%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025	1,642	$1,646,693
INC Research, LLC
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2024	225	225,984
Indivior Finance S.a.r.l.
Term Loan, 7.32%, (3 mo. USD LIBOR + 6.00%), Maturing December 19, 2019	381	384,723
Kindred Healthcare, Inc.
Term Loan, 4.81%, (3 mo. USD LIBOR + 3.50%), Maturing April 9, 2021	701	702,543
Kinetic Concepts, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	1,297	1,293,104
KUEHG Corp.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing August 13, 2022	1,257	1,259,439
Term Loan - Second Lien, 9.58%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025	200	200,000
Medical Depot Holdings, Inc.
Term Loan, 6.83%, (3 mo. USD LIBOR + 5.50%), Maturing January 3, 2023	343	324,334
Medical Solutions, LLC
Term Loan, 5.58%, (3 mo. USD LIBOR + 4.25%), Maturing June 9, 2024	224	226,401
MPH Acquisition Holdings, LLC
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	1,829	1,843,814
National Mentor Holdings, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2021	512	517,380
New Millennium Holdco, Inc.
Term Loan, 7.735%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	297	152,898
Opal Acquisition, Inc.
Term Loan, 5.32%, (3 mo. USD LIBOR + 4.00%), Maturing November 27, 2020	1,558	1,473,734
Ortho-Clinical Diagnostics SA
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2021	1,648	1,655,520
Parexel International Corporation
Term Loan, Maturing August 7, 2024(5)	1,275	1,285,519
PharMerica Corporation
Term Loan, Maturing September 26, 2024(5)	375	377,109
Term Loan - Second Lien, Maturing September 26, 2025(5)	200	201,250
Press Ganey Holdings, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing October 21, 2023	372	374,630
Quintiles IMS Incorporated
Term Loan, 3.33%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	698	702,806
Term Loan, Maturing January 31, 2025(5)	475	477,969
RadNet, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2023	740	745,501
Select Medical Corporation
Term Loan, 4.81%, (3 mo. USD LIBOR + 3.50%), Maturing March 1, 2021	796	804,577
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.24%, (1 week USD LIBOR + 3.00%), Maturing May 15, 2022	343	343,455
Surgery Center Holdings, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	475	471,808
Team Health Holdings, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	995	981,319
Tecomet, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 3.75%), Maturing May 2, 2024	374	376,089
U.S. Anesthesia Partners, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing June 23, 2024	474	471,443

		$38,887,070

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Home Furnishings — 1.0%
Bright Bidco B.V.
Term Loan, 5.82%, (USD LIBOR + 4.50%), Maturing June 30, 2024(4)		673	$680,466
Serta Simmons Bedding, LLC
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		2,164	2,105,514

			$2,785,980

Industrial Equipment — 5.9%
Apex Tool Group, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2020		1,129	$1,099,188
Blount International, Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 5.00%), Maturing April 12, 2023		644	650,337
Clark Equipment Company
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing May 18, 2024		1,070	1,077,090
Coherent Holding GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 2.25%, Floor 0.75%), Maturing November 7, 2023	EUR	460	549,908
Delachaux S.A.
Term Loan, 4.83%, (USD LIBOR + 3.50%), Maturing October 28, 2021(4)		199	201,472
Dragon Merger Sub, LLC
Term Loan, 5.31%, (3 mo. USD LIBOR + 4.00%), Maturing July 24, 2024		400	404,750
DXP Enterprises, Inc.
Term Loan, 6.74%, (1 mo. USD LIBOR + 5.50%), Maturing August 14, 2023		250	249,219
Engineered Machinery Holdings, Inc.
Term Loan, 4.28%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024(2)		14	14,407
Term Loan, 4.56%, (2 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		111	110,827
EWT Holdings III Corp.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing January 15, 2021		811	820,704
Filtration Group Corporation
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing November 21, 2020		297	299,647
Gardner Denver, Inc.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	193	227,285
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		625	626,207
Gates Global, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing April 1, 2024	EUR	423	503,857
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing April 1, 2024		2,150	2,161,482
Hayward Industries, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		225	226,734
Husky Injection Molding Systems Ltd.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2021		1,313	1,323,001
Milacron, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing September 28, 2023		1,365	1,372,933
Paladin Brands Holding, Inc.
Term Loan, Maturing August 15, 2022(5)		475	477,969
Paternoster Holding IV GmbH
Term Loan, 6.00%, Maturing March 31, 2022(6)	EUR	450	540,431
Rexnord, LLC
Term Loan, 4.06%, (3 mo. USD LIBOR + 2.75%), Maturing August 21, 2023		1,860	1,868,685
Robertshaw US Holding Corp.
Term Loan, 5.75%, (1 mo. USD LIBOR + 4.50%), Maturing August 10, 2024		225	227,180
Signode Industrial Group US, Inc.
Term Loan, 4.03%, (USD LIBOR + 2.75%), Maturing May 4, 2021(4)		434	434,702

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
STS Operating, Inc.
Term Loan, 4.98%, (1 mo. USD LIBOR + 3.75%), Maturing February 12, 2021	140	$141,375
Tank Holding Corp.
Term Loan, 5.55%, (3 mo. USD LIBOR + 4.25%), Maturing March 16, 2022	330	330,145

		$15,939,535

Insurance — 4.2%
Alliant Holdings I, Inc.
Term Loan, 4.56%, (3 mo. USD LIBOR + 3.25%), Maturing August 12, 2022	1,151	$1,157,106
AmWINS Group, Inc.
Term Loan, 3.98%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024	1,042	1,045,454
Asurion, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing August 4, 2022	2,451	2,461,838
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023	1,037	1,042,776
Term Loan - Second Lien, 7.24%, (1 mo. USD LIBOR + 6.00%), Maturing August 4, 2025	775	794,012
Cunningham Lindsey U.S., Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing December 10, 2019	1,190	1,167,240
Hub International Limited
Term Loan, 4.31%, (3 mo. USD LIBOR + 3.00%), Maturing October 2, 2020	1,867	1,881,210
NFP Corp.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing January 8, 2024	448	451,631
USI Holdings Corporation
Term Loan, Maturing July 26, 2024(5)	275	274,484
USI, Inc.
Term Loan, 4.31%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024	1,075	1,071,752

		$11,347,503

Leisure Goods/Activities/Movies — 5.4%
AMC Entertainment, Inc.
Term Loan, 3.48%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2022	1,032	$1,031,316
Term Loan, 3.48%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023	249	248,159
Ancestry.com Operations, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023	1,040	1,046,430
Bombardier Recreational Products, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing June 30, 2023	2,104	2,119,152
Bright Horizons Family Solutions, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing November 7, 2023	705	709,282
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing July 8, 2022	545	546,974
ClubCorp Club Operations, Inc.
Term Loan, 4.59%, (3 mo. USD LIBOR + 3.25%), Maturing August 15, 2024	875	871,015
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024	850	854,057
Emerald Expositions Holding, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing May 22, 2024	549	552,569
Lindblad Expeditions, Inc.
Term Loan, 5.95%, (6 mo. USD LIBOR + 4.50%), Maturing May 8, 2021	101	101,467
Term Loan, 5.95%, (6 mo. USD LIBOR + 4.50%), Maturing May 8, 2021	781	786,366
Live Nation Entertainment, Inc.
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2023	1,235	1,240,871
Match Group, Inc.
Term Loan, 3.81%, (3 mo. USD LIBOR + 2.50%), Maturing November 16, 2022	241	242,580

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Sabre GLBL, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing February 22, 2024	477	$479,462
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing March 31, 2024	825	803,533
SRAM, LLC
Term Loan, 4.57%, (2 mo. USD LIBOR + 3.25%), Maturing March 15, 2024	910	913,562
Steinway Musical Instruments, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 3.75%), Maturing September 19, 2019	992	966,096
UFC Holdings, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023	693	696,682
WMG Acquisition Corp.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing November 1, 2023	464	466,113

		$14,675,686

Lodging and Casinos — 4.8%
Amaya Holdings B.V.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing August 1, 2021	2,124	$2,133,636
Term Loan - Second Lien, 8.33%, (3 mo. USD LIBOR + 7.00%), Maturing August 1, 2022	452	455,062
Aristocrat Leisure Limited
Term Loan, Maturing September 19, 2024(5)	250	250,687
Boyd Gaming Corporation
Term Loan, 3.69%, (1 week USD LIBOR + 2.50%), Maturing September 15, 2023	488	489,579
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2022(8)	563	681,598
CityCenter Holdings, LLC
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing April 18, 2024	948	952,437
Cyan Blue Holdco 3 Limited
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing July 26, 2024	125	125,571
Eldorado Resorts, LLC
Term Loan, 3.56%, (3 mo. USD LIBOR + 2.25%), Maturing April 17, 2024	415	414,655
ESH Hospitality, Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing August 30, 2023	619	622,200
Four Seasons Hotels Limited
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing November 30, 2023	447	449,591
Gateway Casinos & Entertainment Limited
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing February 22, 2023	200	200,996
Golden Nugget, Inc.
Term Loan, 4.49%, (3 mo. USD LIBOR + 3.25%), Maturing October 4, 2023	2,103	2,117,058
Hilton Worldwide Finance, LLC
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing October 25, 2023	2,073	2,083,140
La Quinta Intermediate Holdings, LLC
Term Loan, 4.05%, (3 mo. USD LIBOR + 2.75%), Maturing April 14, 2021	469	472,062
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing April 25, 2023	911	914,867
Playa Resorts Holding B.V.
Term Loan, 4.32%, (3 mo. USD LIBOR + 3.00%), Maturing April 5, 2024	499	498,802
Tropicana Entertainment, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing November 27, 2020	95	95,856

		$12,957,797

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Nonferrous Metals/Minerals — 1.7%
Dynacast International, LLC
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022	591	$594,779
Fairmount Santrol, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing September 5, 2019	1,132	1,121,583
Global Brass & Copper, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.25%), Maturing July 18, 2023	396	399,465
Murray Energy Corporation
Term Loan, 8.58%, (3 mo. USD LIBOR + 7.25%), Maturing April 16, 2020	939	862,778
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)	30	18,167
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(8)	503	80,181
Oxbow Carbon, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing January 19, 2020	317	319,648
Term Loan - Second Lien, 8.24%, (1 mo. USD LIBOR + 7.00%), Maturing January 17, 2020	1,025	1,029,484
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)	309	203,034

		$4,629,119

Oil and Gas — 4.1%
Ameriforge Group, Inc.
Term Loan, 14.33%, (9.33%, (3 mo. USD LIBOR + 8.00%) Cash, 5.00% PIK), Maturing June 8, 2022	335	$354,436
BCP Raptor, LLC
Term Loan, 5.52%, (2 mo. USD LIBOR + 4.25%), Maturing June 24, 2024	349	352,471
Bronco Midstream Funding, LLC
Term Loan, 5.32%, (3 mo. USD LIBOR + 4.00%), Maturing August 15, 2020	809	821,162
CITGO Holding, Inc.
Term Loan, 9.80%, (3 mo. USD LIBOR + 8.50%), Maturing May 12, 2018	335	338,238
CITGO Petroleum Corporation
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021	462	463,188
Crestwood Holdings, LLC
Term Loan, 9.23%, (1 mo. USD LIBOR + 8.00%), Maturing June 19, 2019	642	642,968
Fieldwood Energy, LLC
Term Loan, 4.21%, (3 mo. USD LIBOR + 2.875%), Maturing September 28, 2018	513	477,555
Term Loan, 8.33%, (3 mo. USD LIBOR + 7.00%), Maturing August 31, 2020	675	598,500
Term Loan, 8.46%, (3 mo. USD LIBOR + 7.125%), Maturing September 30, 2020	363	252,599
Term Loan - Second Lien, 8.46%, (3 mo. USD LIBOR + 7.125%), Maturing September 30, 2020	487	199,485
Green Plains Renewable Energy, Inc.
Term Loan, 6.70%, (1 week USD LIBOR + 5.50%), Maturing August 18, 2023	500	502,084
MEG Energy Corp.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	3,224	3,213,812
Paragon Offshore Finance Company
Term Loan, 0.00%, Maturing July 18, 2021(3)(8)	4	0
Term Loan, 7.30%, (3 mo. USD LIBOR + 6.00%), Maturing July 18, 2022	26	21,681
Seadrill Partners Finco, LLC
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing February 21, 2021	1,530	1,130,007
Sheridan Investment Partners II L.P.
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	17	14,157

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	45	$37,960
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	323	272,887
Sheridan Production Partners I, LLC
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	58	49,000
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	94	80,222
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	712	605,412
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023	28	24,762
Ultra Resources, Inc.
Term Loan, 4.31%, (USD LIBOR + 3.00%), Maturing April 12, 2024(4)	700	701,167

		$11,153,753

Publishing — 2.1%
Ascend Learning, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing July 12, 2024	550	$553,437
Getty Images, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing October 18, 2019	2,517	2,184,646
Harland Clarke Holdings Corp.
Term Loan, 6.83%, (3 mo. USD LIBOR + 5.50%), Maturing February 9, 2022	197	198,560
LSC Communications, Inc.
Term Loan, 7.24%, (1 mo. USD LIBOR + 6.00%), Maturing September 30, 2022	542	545,729
Merrill Communications, LLC
Term Loan, 6.56%, (3 mo. USD LIBOR + 5.25%), Maturing June 1, 2022	294	295,251
ProQuest, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2021	805	812,660
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.74%, (3 mo. USD LIBOR + 3.50%), Maturing August 14, 2020	611	613,182
Tweddle Group, Inc.
Term Loan, 7.31%, (3 mo. USD LIBOR + 6.00%), Maturing October 24, 2022	385	387,888

		$5,591,353

Radio and Television — 4.5%
ALM Media Holdings, Inc.
Term Loan, 5.83%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	208	$193,556
AP NMT Acquisition B.V.
Term Loan, 7.05%, (3 mo. USD LIBOR + 5.75%), Maturing August 13, 2021	999	966,065
CBS Radio, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing October 17, 2023	584	588,730
Term Loan, Maturing October 17, 2023(5)	250	252,000
Cumulus Media Holdings, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing December 23, 2020	1,953	1,615,832
E.W. Scripps Company (The)
Term Loan, Maturing August 16, 2024(5)	175	175,821
Entercom Radio, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing November 1, 2023	453	454,929
Gray Television, Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing February 7, 2024	124	124,954
Hubbard Radio, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing May 27, 2022	257	257,629
iHeartCommunications, Inc.
Term Loan, 8.08%, (3 mo. USD LIBOR + 6.75%), Maturing January 30, 2019	1,066	825,300

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Term Loan, 8.83%, (3 mo. USD LIBOR + 7.50%), Maturing July 30, 2019	182	$140,236
Mission Broadcasting, Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	162	162,542
Nexstar Broadcasting, Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	1,294	1,298,380
Radio Systems Corporation
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing May 2, 2024	200	201,246
Raycom TV Broadcasting, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing August 23, 2024	525	527,625
Sinclair Television Group, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	263	263,513
Univision Communications, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	4,138	4,106,437

		$12,154,795

Retailers (Except Food and Drug) — 6.3%
Ascena Retail Group, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	972	$798,674
Bass Pro Group, LLC
Term Loan, 6.24%, (1 mo. USD LIBOR + 5.00%), Maturing December 16, 2023	625	590,625
BJ’s Wholesale Club, Inc.
Term Loan, 4.98%, (1 mo. USD LIBOR + 3.75%), Maturing February 3, 2024	474	455,230
CDW, LLC
Term Loan, 3.34%, (3 mo. USD LIBOR + 2.00%), Maturing August 17, 2023	2,628	2,644,416
Coinamatic Canada, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	22	21,940
David’s Bridal, Inc.
Term Loan, 5.34%, (3 mo. USD LIBOR + 4.00%), Maturing October 11, 2019	1,006	789,639
Evergreen Acqco 1 L.P.
Term Loan, 5.06%, (3 mo. USD LIBOR + 3.75%), Maturing July 9, 2019	1,072	1,004,495
Harbor Freight Tools USA, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023	784	787,153
J. Crew Group, Inc.
Term Loan, 4.29%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	1,427	734,160
LSF9 Atlantis Holdings, LLC
Term Loan, 7.24%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	472	475,473
Men’s Wearhouse, Inc. (The)
Term Loan, 4.77%, (USD LIBOR + 3.50%), Maturing June 18, 2021(4)	683	664,402
Michaels Stores, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing January 30, 2023	1,369	1,368,124
Neiman Marcus Group Ltd., LLC
Term Loan, 4.48%, (1 mo. USD LIBOR + 3.25%), Maturing October 25, 2020	1,028	769,500
Party City Holdings, Inc.
Term Loan, 4.32%, (3 mo. USD LIBOR + 3.00%), Maturing August 19, 2022	1,201	1,205,083
PetSmart, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	1,999	1,701,710
PFS Holding Corporation
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	1,048	980,907
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	242	233,712
Staples, Inc.
Term Loan, 5.31%, (3 mo. USD LIBOR + 4.00%), Maturing September 12, 2024	300	298,876

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.24%, (1 mo. USD LIBOR + 5.00%), Maturing August 21, 2019		1,151	$1,087,267
Vivid Seats Ltd.
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing June 30, 2024		499	499,373

			$17,110,759

Steel — 0.2%
Neenah Foundry Company
Term Loan, 7.77%, (2 mo. USD LIBOR + 6.50%), Maturing April 26, 2019		161	$159,760
Zekelman Industries, Inc.
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.75%), Maturing June 14, 2021		345	347,187

			$506,947

Surface Transport — 0.6%
Hertz Corporation (The)
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023		494	$491,436
Kenan Advantage Group, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		55	54,750
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		180	180,039
PODS, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		174	174,881
Stena International S.a.r.l.
Term Loan, 4.34%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021		724	653,184

			$1,554,290

Telecommunications — 6.2%
CenturyLink, Inc.
Term Loan, 2.75%, Maturing January 31, 2025(6)		2,475	$2,402,960
Colorado Buyer, Inc.
Term Loan, 4.31%, (3 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		399	401,095
Consolidated Communications, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2023		523	511,353
Digicel International Finance Limited
Term Loan, 5.07%, (3 mo. USD LIBOR + 3.75%), Maturing May 28, 2024		375	377,930
eircom Finco S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing April 19, 2024	EUR	1,000	1,188,127
Frontier Communications Corp.
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024		923	879,684
Global Eagle Entertainment, Inc.
Term Loan, 8.46%, (3 mo. USD LIBOR + 7.00%), Maturing January 6, 2023		568	555,392
Intelsat Jackson Holdings S.A.
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.75%), Maturing June 30, 2019		2,500	2,495,052
IPC Corp.
Term Loan, 5.82%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		1,048	1,006,200
Mitel Networks Corporation
Term Loan, Maturing July 27, 2023(5)		225	226,195
Onvoy, LLC
Term Loan, 5.83%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024		846	845,221
Sprint Communications, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024		1,667	1,671,238

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Syniverse Holdings, Inc.
Term Loan, 4.31%, (3 mo. USD LIBOR + 3.00%), Maturing April 23, 2019	890	$861,887
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing April 23, 2019	982	950,847
Telesat Canada
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing November 17, 2023	2,327	2,349,186

		$16,722,367

Utilities — 2.6%
Calpine Construction Finance Company L.P.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing May 3, 2020	503	$503,316
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing January 31, 2022	192	191,492
Calpine Corporation
Term Loan, 4.09%, (3 mo. USD LIBOR + 2.75%), Maturing January 15, 2024	1,515	1,514,081
Dayton Power & Light Company (The)
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2022	273	277,117
Granite Acquisition, Inc.
Term Loan, 5.30%, (3 mo. USD LIBOR + 4.00%), Maturing December 19, 2021	1,191	1,201,566
Term Loan, 5.33%, (3 mo. USD LIBOR + 4.00%), Maturing December 19, 2021	54	54,202
Invenergy Thermal Operating I, LLC
Term Loan, 6.83%, (3 mo. USD LIBOR + 5.50%), Maturing October 19, 2022	92	88,269
Lightstone Generation, LLC
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.50%), Maturing January 30, 2024	45	44,854
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.50%), Maturing January 30, 2024	721	719,848
Lonestar Generation, LLC
Term Loan, 5.57%, (3 mo. USD LIBOR + 4.25%), Maturing February 22, 2021	559	536,087
Longview Power, LLC
Term Loan, 7.24%, (1 mo. USD LIBOR + 6.00%), Maturing April 13, 2021	1,344	829,958
Talen Energy Supply, LLC
Term Loan, Maturing July 15, 2023(5)	550	539,917
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024	348	341,594
TPF II Power, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing October 2, 2023	345	346,702

		$7,189,003

Total Senior Floating-Rate Loans (identified cost $374,947,570)		$370,603,337

Corporate Bonds & Notes — 5.7%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.1%
CBC Ammo, LLC/CBC FinCo, Inc.
7.25%, 11/15/21(9)	30	$30,450
Huntington Ingalls Industries, Inc.
5.00%, 11/15/25(9)	5	5,412
Orbital ATK, Inc.
5.25%, 10/1/21	20	20,750
TransDigm, Inc.
6.00%, 7/15/22	30	31,200

Security	Principal Amount* (000’s omitted)	Value
6.50%, 7/15/24	30	$31,050

		$118,862

Automotive — 0.0%(7)
American Axle & Manufacturing, Inc.
5.125%, 2/15/19	10	$10,015
General Motors Financial Co., Inc.
3.25%, 5/15/18	5	5,046

		$15,061

Brokerage/Securities Dealers/Investment Houses — 0.0%(7)
Alliance Data Systems Corp.
6.375%, 4/1/20(9)	20	$20,325

		$20,325

Building and Development — 0.1%
Builders FirstSource, Inc.
10.75%, 8/15/23(9)	8	$9,160
Greystar Real Estate Partners, LLC
8.25%, 12/1/22(9)	20	21,400
HD Supply, Inc.
5.75%, 4/15/24(9)	5	5,362
Hillman Group, Inc. (The)
6.375%, 7/15/22(9)	30	30,000
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(9)	50	53,375
Standard Industries, Inc.
6.00%, 10/15/25(9)	30	32,879
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
4.375%, 6/15/19	20	20,525
5.875%, 6/15/24	25	26,875
USG Corp.
5.50%, 3/1/25(9)	5	5,369

		$204,945

Business Equipment and Services — 0.1%
First Data Corp.
7.00%, 12/1/23(9)	65	$69,569
5.00%, 1/15/24(9)	10	10,421
FTI Consulting, Inc.
6.00%, 11/15/22	20	20,725
ServiceMaster Co., LLC (The)
7.45%, 8/15/27	20	21,950
United Rentals North America, Inc.
7.625%, 4/15/22	2	2,084

		$124,749

Cable and Satellite Television — 0.2%
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22	80	$82,600
5.75%, 1/15/24	5	5,206
5.375%, 5/1/25(9)	40	41,555
5.75%, 2/15/26(9)	20	21,050

Security	Principal Amount* (000’s omitted)	Value
CSC Holdings, LLC
8.625%, 2/15/19	5	$5,431
5.25%, 6/1/24	5	5,069
DISH DBS Corp.
6.75%, 6/1/21	50	55,125
5.875%, 7/15/22	15	15,975
IAC/InterActiveCorp
4.875%, 11/30/18	16	16,080
Virgin Media Secured Finance PLC
5.50%, 1/15/25(9)	275	290,125

		$538,216

Chemicals and Plastics — 0.4%
Avantor, Inc.
6.00%, 10/1/24(9)(10)	175	$179,375
Hexion, Inc.
6.625%, 4/15/20	900	810,000
Platform Specialty Products Corp.
10.375%, 5/1/21(9)	5	5,463
6.50%, 2/1/22(9)	25	25,969
Scotts Miracle-Gro Co. (The)
6.00%, 10/15/23	5	5,363
Tronox Finance, LLC
7.50%, 3/15/22(9)	10	10,587
W.R. Grace & Co.
5.125%, 10/1/21(9)	15	16,312
5.625%, 10/1/24(9)	5	5,512

		$1,058,581

Conglomerates — 0.0%(7)
Spectrum Brands, Inc.
6.625%, 11/15/22	20	$20,900
5.75%, 7/15/25	30	32,100

		$53,000

Consumer Products — 0.0%(7)
Central Garden & Pet Co.
6.125%, 11/15/23	25	$26,750
HRG Group, Inc.
7.875%, 7/15/19	55	56,114

		$82,864

Containers and Glass Products — 0.9%
Berry Plastics Corp.
6.00%, 10/15/22	10	$10,650
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23(9)	15	16,603
6.375%, 8/15/25(9)	5	5,666
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20	1,975	2,012,130
4.804%, (3 mo. USD LIBOR + 3.50%), 7/15/21(9)(11)	450	460,125

		$2,505,174

Security	Principal Amount* (000’s omitted)	Value
Distribution & Wholesale — 0.0%(7)
American Tire Distributors, Inc.
10.25%, 3/1/22(9)	30	$31,434

		$31,434

Drugs — 0.4%
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
6.375%, 8/1/23(9)	45	$47,194
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20(9)	25	25,086
7.50%, 7/15/21(9)	25	25,000
5.625%, 12/1/21(9)	10	9,400
6.50%, 3/15/22(9)	404	427,230
7.00%, 3/15/24(9)	525	560,437

		$1,094,347

Ecological Services and Equipment — 0.0%(7)
Clean Harbors, Inc.
5.125%, 6/1/21	30	$30,553
Covanta Holding Corp.
5.875%, 3/1/24	10	9,950

		$40,503

Electric Utilities — 0.0%(7)
NRG Yield Operating, LLC
5.375%, 8/15/24	10	$10,550
5.00%, 9/15/26	15	15,675

		$26,225

Electronics/Electrical — 0.3%
Anixter, Inc.
5.50%, 3/1/23	20	$21,825
Infor (US), Inc.
5.75%, 8/15/20(9)	10	10,300
6.50%, 5/15/22	25	26,047
SS&C Technologies Holdings, Inc.
5.875%, 7/15/23	25	26,510
Western Digital Corp.
7.375%, 4/1/23(9)	675	741,150
Zebra Technologies Corp.
7.25%, 10/15/22	8	8,485

		$834,317

Equipment Leasing — 0.1%
International Lease Finance Corp.
7.125%, 9/1/18(9)	175	$183,269

		$183,269

Financial Intermediaries — 0.1%
CIT Group, Inc.
5.50%, 2/15/19(9)	9	$9,427
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.00%, 8/1/20	15	15,489
JPMorgan Chase & Co.
Series S, 6.75% to 2/1/24 (12)(13)	35	40,077

Security	Principal Amount* (000’s omitted)		Value
Navient Corp.
5.50%, 1/15/19		45	$46,615
5.00%, 10/26/20		10	10,312

			$121,920

Financial Services — 0.0%(7)
Solera, LLC/Solera Finance, Inc.
10.50%, 3/1/24(9)		10	$11,435

			$11,435

Food Products — 0.1%
Dean Foods Co.
6.50%, 3/15/23(9)		15	$15,263
Iceland Bondco PLC
4.545%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(9)(11)	GBP	186	249,064
Post Holdings, Inc.
8.00%, 7/15/25(9)		5	5,675

			$270,002

Food Service — 0.0%(7)
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
4.625%, 1/15/22(9)		25	$25,719
6.00%, 4/1/22(9)		22	22,707
Yum! Brands, Inc.
5.30%, 9/15/19		5	5,281

			$53,707

Health Care — 0.9%
Alere, Inc.
7.25%, 7/1/18		5	$5,014
6.50%, 6/15/20		15	15,300
6.375%, 7/1/23(9)		10	10,775
Centene Corp.
4.75%, 5/15/22		10	10,488
CHS/Community Health Systems, Inc.
7.125%, 7/15/20		15	13,594
6.25%, 3/31/23		725	718,656
Envision Healthcare Corp.
5.625%, 7/15/22		10	10,463
6.25%, 12/1/24(9)		10	10,763
HCA Healthcare, Inc.
6.25%, 2/15/21		40	43,400
HCA, Inc.
6.50%, 2/15/20		10	10,912
5.875%, 2/15/26		10	10,760
Hologic, Inc.
5.25%, 7/15/22(9)		30	31,612
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.
7.50%, 10/1/24(9)		9	10,035
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(9)		1,125	1,188,281
Teleflex, Inc.
5.25%, 6/15/24		10	10,625

Security	Principal Amount* (000’s omitted)	Value
Tenet Healthcare Corp.
6.00%, 10/1/20	20	$21,364
4.375%, 10/1/21	300	305,625
8.125%, 4/1/22	40	40,800
6.75%, 6/15/23	5	4,806

		$2,473,273

Home Furnishings — 0.0%(7)
Tempur Sealy International, Inc.
5.625%, 10/15/23	15	$15,844

		$15,844

Insurance — 0.0%(7)
Alliant Holdings Intermediate, LLC
8.25%, 8/1/23(9)	20	$21,196
Hub Holdings, LLC/Hub Holdings Finance, Inc.
8.125%, (8.125% cash or 8.875% PIK), 7/15/19(9)(14)	20	20,088
Hub International, Ltd.
7.875%, 10/1/21(9)	25	26,062

		$67,346

Internet Software & Services — 0.0%(7)
Netflix, Inc.
5.50%, 2/15/22	20	$21,900
5.875%, 2/15/25	20	21,925
Riverbed Technology, Inc.
8.875%, 3/1/23(9)	15	14,344

		$58,169

Leisure Goods/Activities/Movies — 0.2%
National CineMedia, LLC
6.00%, 4/15/22	380	$389,500
NCL Corp., Ltd.
4.625%, 11/15/20(9)	20	20,550
Regal Entertainment Group
5.75%, 3/15/22	15	15,525
Royal Caribbean Cruises, Ltd.
7.25%, 3/15/18	20	20,495
Sabre GLBL, Inc.
5.375%, 4/15/23(9)	10	10,413
5.25%, 11/15/23(9)	20	20,650
Viking Cruises, Ltd.
6.25%, 5/15/25(9)	20	20,725

		$497,858

Lodging and Casinos — 0.1%
Buffalo Thunder Development Authority
11.00%, 12/9/22(9)	124	$48,215
ESH Hospitality, Inc.
5.25%, 5/1/25(9)	15	15,544
GLP Capital, L.P./GLP Financing II, Inc.
4.875%, 11/1/20	35	37,144

Security	Principal Amount* (000’s omitted)	Value
MGM Resorts International
6.625%, 12/15/21	40	$45,100
7.75%, 3/15/22	15	17,550
6.00%, 3/15/23	25	27,625
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23	15	15,600
Station Casinos, LLC
7.50%, 3/1/21	10	10,400
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(8)(9)	165	59,400

		$276,578

Nonferrous Metals/Minerals — 0.1%
Eldorado Gold Corp.
6.125%, 12/15/20(9)	55	$56,168
Imperial Metals Corp.
7.00%, 3/15/19(9)	10	9,125
New Gold, Inc.
6.25%, 11/15/22(9)	35	36,444

		$101,737

Oil and Gas — 0.4%
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp.
6.25%, 10/15/22	15	$16,031
Antero Resources Corp.
5.375%, 11/1/21	40	41,200
5.625%, 6/1/23	15	15,713
Canbriam Energy, Inc.
9.75%, 11/15/19(9)	10	10,275
CITGO Petroleum Corp.
6.25%, 8/15/22(9)	325	336,375
Concho Resources, Inc.
5.50%, 4/1/23	105	107,982
CrownRock, L.P./CrownRock Finance, Inc.
7.125%, 4/15/21(9)	35	36,181
7.75%, 2/15/23(9)	30	32,175
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	60	61,500
Denbury Resources, Inc.
5.50%, 5/1/22	5	2,888
Endeavor Energy Resources, L.P./EER Finance, Inc.
7.00%, 8/15/21(9)	40	41,550
8.125%, 9/15/23(9)	10	10,800
Energy Transfer Equity, L.P.
5.875%, 1/15/24	25	26,969
Gulfport Energy Corp.
6.625%, 5/1/23	15	15,263
Matador Resources Co.
6.875%, 4/15/23	20	21,275
Newfield Exploration Co.
5.625%, 7/1/24	65	70,037
PBF Logistics, L.P./PBF Logistics Finance Corp.
6.875%, 5/15/23	20	20,650

Security	Principal Amount* (000’s omitted)	Value
RSP Permian, Inc.
6.625%, 10/1/22	40	$42,100
Seven Generations Energy, Ltd.
8.25%, 5/15/20(9)	65	68,250
6.75%, 5/1/23(9)	25	26,469
6.875%, 6/30/23(9)	15	15,975
SM Energy Co.
6.50%, 1/1/23	45	45,562
Sunoco, L.P./Sunoco Finance Corp.
6.375%, 4/1/23	15	16,012
Williams Cos., Inc. (The)
4.55%, 6/24/24	5	5,200
Williams Partners, L.P./ACMP Finance Corp.
4.875%, 3/15/24	5	5,245

		$1,091,677

Publishing — 0.0%(7)
MHGE Parent, LLC/MHGE Parent Finance, Inc.
8.50%, (8.50% cash or 9.25% PIK), 8/1/19(9)(14)	5	$5,013
Tribune Media Co.
5.875%, 7/15/22	20	20,900

		$25,913

Radio and Television — 0.3%
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/22	25	$25,781
Series B, 6.50%, 11/15/22	50	51,750
iHeartCommunications, Inc.
9.00%, 12/15/19	451	346,142
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(9)	15	15,450
Sirius XM Radio, Inc.
6.00%, 7/15/24(9)	40	43,150
Univision Communications, Inc.
6.75%, 9/15/22(9)	384	399,600
5.125%, 5/15/23(9)	15	15,338

		$897,211

Retailers (Except Food and Drug) — 0.2%
Dollar Tree, Inc.
5.25%, 3/1/20	20	$20,580
5.75%, 3/1/23	50	52,980
Fresh Market, Inc. (The)
9.75%, 5/1/23(9)	575	356,500
Hot Topic, Inc.
9.25%, 6/15/21(9)	15	12,731
L Brands, Inc.
6.875%, 11/1/35	20	19,600
Michaels Stores, Inc.
5.875%, 12/15/20(9)	20	20,475
Murphy Oil USA, Inc.
6.00%, 8/15/23	60	63,450
Party City Holdings, Inc.
6.125%, 8/15/23(9)	25	26,125

Security	Principal Amount* (000’s omitted)	Value
Vista Outdoor, Inc.
5.875%, 10/1/23	15	$15,506

		$587,947

Road & Rail — 0.0%(7)
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(9)	20	$20,850

		$20,850

Software and Services — 0.0%(7)
IHS Markit, Ltd.
5.00%, 11/1/22(9)	25	$27,062
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, (7.125% cash or 7.875% PIK), 5/1/21(9)(14)	25	25,570

		$52,632

Steel — 0.0%(7)
ArcelorMittal
6.75%, 2/25/22	10	$11,471

		$11,471

Surface Transport — 0.0%(7)
Hertz Corp. (The)
6.25%, 10/15/22	20	$19,100
XPO Logistics, Inc.
6.50%, 6/15/22(9)	30	31,613

		$50,713

Technology — 0.0%(7)
Micron Technology, Inc.
5.25%, 8/1/23(9)	5	$5,240

		$5,240

Telecommunications — 0.5%
Avaya, Inc.
9.00%, 4/1/19(8)(9)	20	$17,100
CenturyLink, Inc.
6.75%, 12/1/23	15	15,230
CommScope Technologies, LLC
6.00%, 6/15/25(9)	20	21,475
Frontier Communications Corp.
6.25%, 9/15/21	10	8,247
10.50%, 9/15/22	15	13,125
7.625%, 4/15/24	10	7,650
6.875%, 1/15/25	20	15,050
11.00%, 9/15/25	10	8,550
Intelsat Jackson Holdings S.A.
7.25%, 10/15/20	45	43,537
7.50%, 4/1/21	5	4,763
5.50%, 8/1/23	15	12,788
Level 3 Financing, Inc.
5.375%, 1/15/24	10	10,263

Security	Principal Amount* (000’s omitted)		Value
Sprint Communications, Inc.
7.00%, 8/15/20		345	$377,816
6.00%, 11/15/22		5	5,399
Sprint Corp.
7.25%, 9/15/21		25	27,844
7.875%, 9/15/23		110	127,875
7.625%, 2/15/25		15	17,287
T-Mobile USA, Inc.
6.625%, 4/1/23		20	21,100
6.375%, 3/1/25		15	16,188
6.50%, 1/15/26		45	49,781
Wind Acquisition Finance S.A.
4.921%, (3 mo. EURIBOR + 5.25%), 4/30/19(9)(11)	EUR	250	297,103
6.50%, 4/30/20(9)		225	233,183

			$1,351,354

Utilities — 0.2%
AES Corp. (The)
5.50%, 3/15/24		10	$10,487
Calpine Corp.
5.25%, 6/1/26(9)		500	500,000
Dynegy, Inc.
7.375%, 11/1/22		15	15,712
7.625%, 11/1/24		20	20,825
8.125%, 1/30/26(9)		10	10,313

			$557,337

Total Corporate Bonds & Notes (identified cost $15,713,534)			$15,532,086

Asset-Backed Securities — 5.2%

Security	Principal Amount (000’s omitted)		Value
ALM Loan Funding, Ltd.
Series 2015-16A, Class D, 6.654%, (3 mo. USD LIBOR + 5.35%), 7/15/27(9)(11)		$500	$501,164
Apidos CLO XIX
Series 2014-19A, Class E, 6.754%, (3 mo. USD LIBOR + 5.45%), 10/17/26(9)(11)		1,000	1,000,746
Apidos CLO XVII
Series 2014-17A, Class C, 4.604%, (3 mo. USD LIBOR + 3.30%), 4/17/26(9)(11)		500	500,567
Apidos CLO XXI
Series 2015-21A, Class D, 6.854%, (3 mo. USD LIBOR + 5.55%), 7/18/27(9)(11)		500	502,793
Ares CLO, Ltd.
Series 2014-32A, Class D, 7.015%, (3 mo. USD LIBOR + 5.70%), 11/15/25(9)(11)		1,000	1,000,302
Series 2015-2A, Class E2, 6.511%, (3 mo. USD LIBOR + 5.20%), 7/29/26(9)(11)		500	491,359
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 6.404%, (3 mo. USD LIBOR + 5.10%), 7/15/26(9)(11)		300	285,163
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class DR, 8.754%, (3 mo. USD LIBOR + 7.45%), 10/14/28(9)(11)		600	614,535
Series 2014-4A, Class E, 6.504%, (3 mo. USD LIBOR + 5.20%), 10/15/26(9)(11)		1,000	1,001,284
Series 2015-5A, Class D, 7.407%, (3 mo. USD LIBOR + 6.10%), 1/20/28(9)(11)		500	509,791

Security	Principal Amount (000’s omitted)	Value
Cumberland Park CLO, Ltd.
Series 2015-2A, Class E, 6.307%, (3 mo. USD LIBOR + 5.00%), 7/20/26(9)(11)	$1,000	$995,091
Dryden XL Senior Loan Fund
Series 2015-40A, Class E, 7.265%, (3 mo. USD LIBOR + 5.95%), 8/15/28(9)(11)	500	500,312
Galaxy CLO, Ltd.
Series 2015-21A, Class E1, 6.907%, (3 mo. USD LIBOR + 5.60%), 1/20/28(9)(11)	500	501,855
Golub Capital Partners CLO, Ltd.
Series 2015-23A, Class E, 7.062%, (3 mo. USD LIBOR + 5.75%), 5/5/27(9)(11)	1,000	966,024
Oak Hill Credit Partners VIII, Ltd.
Series 2013-8A, Class D, 4.807%, (3 mo. USD LIBOR + 3.50%), 4/20/25(9)(11)	200	200,319
Oak Hill Credit Partners XI, Ltd.
Series 2015-11A, Class E, 8.007%, (3 mo. USD LIBOR + 6.70%), 10/20/28(9)(11)	500	506,371
Octagon Investment Partners XXIII, Ltd.
Series 2015-1A, Class E2, 7.804%, (3 mo. USD LIBOR + 6.50%), 7/15/27(9)(11)	1,000	1,000,036
Palmer Square CLO, Ltd.
Series 2015-2A, Class DR, 7.807%, (3 mo. USD LIBOR + 6.50%), 7/20/30(9)(11)	600	592,766
Recette CLO, LLC
Series 2015-1A, Class E, 7.007%, (3 mo. USD LIBOR + 5.70%), 10/20/27(9)(11)	500	502,509
Voya CLO, Ltd.
Series 2013-1A, Class DR, 7.84%, (3 mo. USD LIBOR + 6.48%), 10/15/30(9)(10)(11)	1,000	985,000
Westcott Park CLO, Ltd.
Series 2016-1A, Class E, 8.507%, (3 mo. USD LIBOR + 7.20%), 7/20/28(9)(11)	800	821,202

Total Asset-Backed Securities (identified cost $13,289,659)		$13,979,189

Common Stocks — 1.9%

Security	Shares	Value
Aerospace and Defense — 0.1%
IAP Global Services, LLC(3)(15)(16)	29	$296,483

		$296,483

Automotive — 0.1%
Dayco Products, LLC(3)(15)(16)	10,159	$320,008

		$320,008

Business Equipment and Services — 0.3%
Education Management Corp.(3)(15)(16)	1,612,262	$0
RCS Capital Corp.(15)(16)	27,470	810,365

		$810,365

Electronics/Electrical — 0.3%
Answers Corp.(15)(16)	46,839	$741,616

		$741,616

Health Care — 0.0%(7)
New Millennium Holdco, Inc.(15)(16)	35,156	$39,550

		$39,550

Nonferrous Metals/Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(15)(16)	354	$0

		$0

Security	Shares	Value
Oil and Gas — 0.6%
Ameriforge Group, Inc.(3)(15)(16)	26,177	$916,195
Bonanza Creek Energy, Inc.(15)	589	19,431
Nine Point Energy Holdings, Inc.(3)(9)(15)	269	3,956
Paragon Offshore Finance Company, Class A(15)(16)	764	707
Paragon Offshore Finance Company, Class B(15)(16)	382	6,876
Paragon Offshore, Ltd.(15)(16)	764	14,134
Patterson-UTI Energy, Inc.	25	524
Samson Resources II, LLC, Class A(15)(16)	22,051	521,874
Southcross Holdings Group, LLC(3)(15)(16)	30	0
Southcross Holdings L.P., Class A(15)(16)	30	16,800

		$1,500,497

Publishing — 0.5%
ION Media Networks, Inc.(3)(16)	2,155	$1,175,229
MediaNews Group, Inc.(3)(15)(16)	5,771	202,165

		$1,377,394

Total Common Stocks (identified cost $2,727,611)		$5,085,913

Convertible Preferred Stocks — 0.0%(7)

Security	Shares	Value
Business Equipment and Services — 0.0%
Education Management Corp., Series A-1, 7.50% (3)(15)(16)	1,793	$0

		$0

Oil and Gas — 0.0%(7)
Nine Point Energy Holdings, Inc., Series A, 12.00% (3)(9)(14)	5	$5,000

		$5,000

Total Convertible Preferred Stocks (identified cost $131,544)		$5,000

Closed-End Funds — 2.1%

Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	49,400	$709,384
Invesco Senior Income Trust	238,872	1,072,535
Nuveen Credit Strategies Income Fund	180,539	1,532,776
Nuveen Floating Rate Income Fund	73,198	857,149
Nuveen Floating Rate Income Opportunity Fund	51,054	603,969
Voya Prime Rate Trust	196,084	1,025,519

Total Closed-End Funds (identified cost $6,015,228)		$5,801,332

Warrants — 0.0%(7)

Security	Shares	Value
Electronics/Electrical — 0.0%(7)
Selecta Group S.a.r.l., Class D	823	$2,189

			Value
Total Warrants (identified cost $1,979)			$2,189

Miscellaneous — 0.0%(7)

Security	Principal Amount/ Shares		Value
Cable and Satellite Television — 0.0%
ACC Claims Holdings, LLC(3)(15)		200,340	$0

			$0

Lodging and Casinos — 0.0%(7)
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(9)(15)		$54,825	$82

			$82

Telecommunications — 0.0%(7)
Selecta Netherlands B.V.
0.00%, 9/30/30	EUR	22	$8,982

			$8,982

Total Miscellaneous (identified cost $8,731)			$9,064

Short-Term Investments — 3.6%

Description	Units		Value
Eaton Vance Cash Reserves Fund, LLC, 1.31%(17)		9,795,786	$9,796,765

Total Short-Term Investments (identified cost $9,797,424)			$9,796,765

Total Investments — 155.3% (identified cost $422,633,280)			$420,814,875

Less Unfunded Loan Commitments — (0.1)%			$(148,102)

Net Investments — 155.3% (identified cost $422,485,178)			$420,666,773

Other Assets, Less Liabilities — (32.6)%			$(88,106,125)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (22.7)%			$(61,606,002)

Net Assets Applicable to Common Shares — 100.0%			$270,954,646

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion and the commitment fees on the portion of the loan that is unfunded.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	The stated interest rate represents the weighted average interest rate at September 30, 2017 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after September 30, 2017, at which time the interest rate will be determined.

(6)	Fixed-rate loan.

(7)	Amount is less than 0.05%.

(8)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(9)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2017, the aggregate value of these securities is $22,052,412 or 8.1% of the Trust’s net assets applicable to common shares.

(10)	When-issued security.

(11)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2017.

(12)	Security converts to floating rate after the indicated fixed-rate coupon period.

(13)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(14)	Represents a payment-in-kind security which may pay interest/dividends in additional principal/shares at the issuer’s discretion.

(15)	Non-income producing security.

(16)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(17)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2017 was $23,796.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	625,000	USD	738,938	Goldman Sachs International	10/3/17	$—	$(250)
USD	3,955,517	EUR	3,369,133	Goldman Sachs International	10/31/17	—	(32,400)
USD	58,099	GBP	43,284	Goldman Sachs International	10/31/17	46	—
USD	441,979	GBP	337,112	State Street Bank and Trust Company	10/31/17	—	(10,162)
USD	909,240	CAD	1,145,989	HSBC Bank USA, N.A.	11/30/17	—	(9,539)
USD	4,638,436	EUR	3,841,100	State Street Bank and Trust Company	11/30/17	84,692	—
USD	3,813,523	EUR	3,229,541	Goldman Sachs International	12/29/17	—	(22,380)
USD	742,388	EUR	625,000	Goldman Sachs International	12/29/17	41	—

						$84,779	$(74,731)

Abbreviations:

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At September 30, 2017, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

At September 30, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $84,779 and $74,731, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2017, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$369,170,462	$1,284,773	$370,455,235
Corporate Bonds & Notes	—	15,532,086	—	15,532,086
Asset-Backed Securities	—	13,979,189	—	13,979,189
Common Stocks	19,955	2,151,922	2,914,036	5,085,913
Convertible Preferred Stocks	—	—	5,000	5,000
Closed-End Funds	5,801,332	—	—	5,801,332
Warrants	2,189	—	—	2,189
Miscellaneous	—	9,064	0	9,064
Short-Term Investments	—	9,796,765	—	9,796,765
Total Investments	$5,823,476	$410,639,488	$4,203,809	$420,666,773
Forward Foreign Currency Exchange Contracts	$—	$84,779	$—	$84,779
Total	$5,823,476	$410,724,267	$4,203,809	$420,751,552

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(74,731)	$—	$(74,731)
Total	$—	$(74,731)	$—	$(74,731)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2017 is not presented. At September 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 27, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 27, 2017